Lease liabilities - Schedule of lease liabilities by currency (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	€ 53,574	€ 56,822	€ 52,088
EUR
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	24,694	24,650
SEK
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	27,314	30,657
Other
Disclosure Of Detailed Information About Leases Payments [Line Items]
TOTAL LEASE LIABILITIES	€ 1,566	€ 1,515